Noncontrolling interest	12 Months Ended
Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling interest
Noncontrolling interest
On April 2, 2012, the Company joined with other investors in capitalizing PaCRe Ltd. ("PaCRe"), a Class 4 Bermuda reinsurer formed for the purpose of writing high excess property catastrophe reinsurance. The Company has an equity interest of 10% and the remaining 90% interest is held by third party investors. The Company has a majority voting equity interest in PaCRe and as a result, the financial statements of PaCRe are included in the Consolidated Financial Statements of the Company. The portion of PaCRe’s earnings attributable to third party investors is recorded in the Consolidated Statements of Comprehensive Income as net (income) loss attributable to noncontrolling interest. PaCRe's shareholder rights do not include redemption features within the control of the third party shareholders. The third party equity is recorded in the Company’s Consolidated Balance Sheets as noncontrolling interest.
The portion of earnings from the one consolidated AlphaCat ILS fund attributable to third party investors is recorded in the Consolidated Statements of Comprehensive Income as net (income) loss attributable to noncontrolling interest. The AlphaCat ILS funds have rights that enable shareholders, subject to certain limitations, to redeem their shares. The third party equity is therefore recorded in the Company’s Consolidated Balance Sheets as redeemable noncontrolling interest. When and if a redemption notice is received, the fair value of the redemption is reclassified to a liability.
The following table presents a reconciliation of the beginning and ending balances of redeemable noncontrolling interest and noncontrolling interest for the years ended December 31, 2014 and 2013:

	Year Ended December 31, 2014
	Redeemable noncontrolling interest	Noncontrolling interest	Total
As at December 31, 2013	$86,512	$497,657	$584,169
Issuance of shares	68,200	—	68,200
Income (loss) attributable to noncontrolling interest	3,598	(39,062)	(35,464)
Adjustment to noncontrolling interest as a result of deconsolidation	(78,354)	—	(78,354)
As at December 31, 2014	$79,956	$458,595	$538,551

	Year Ended December 31, 2013
	Redeemable noncontrolling interest	Noncontrolling interest	Total
As at December 31, 2012	$—	$434,280	$434,280
Issuance of shares	92,190	58,500	150,690
Income attributable to noncontrolling interest	4,818	4,877	9,695
Redemption of shares	(10,496)	—	(10,496)
As at December 31, 2013	$86,512	$497,657	$584,169